                                                    REGISTRATION NO. 333-153809
                                                     REGISTRATION NO. 811-01705

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                      POST-EFFECTIVE AMENDMENT NO. 20                [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                   UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             AMENDMENT NO. 360                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On __________ pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under individual variable annuity contracts.
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                                     NOTE

This Post-Effective Amendment No. 20 ("PEA") to the Form N-4 Registration
Statement No. 333-153809 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This
Post-Effective Amendment No. 20 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 19, filed on
April 17, 2018.

AXA Equitable Life Insurance Company

Supplement dated August 15, 2018 to the Current Prospectus for EQUI-VEST® (Series 201)

This Supplement modifies certain information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

The purpose of this Supplement is to provide you with information regarding a new investment option being added to your contract. Please note the following changes:

(1)	New Variable Investment Option

Effective on or about January 18, 2019, subject to regulatory approval, the variable investment option EQ/International Equity Index will become available under your contract.

(2)	Portfolios of the Trusts

Effective on or about January 18, 2019, subject to regulatory approval, the following information is added under “Portfolios of the Trusts” in “Contract features and benefits” in your Prospectus:

EQ Advisors Trust – Class IB Shares Portfolio Name	Objective	Investment Adviser (or Sub-Adviser(s), as applicable)	Volatility Management
EQ/INTERNATIONAL EQUITY INDEX

Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ Euro STOXX 50 Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

• AllianceBernstein L.P.

(3)	Classifying the new Variable Investment Option

EQ/International Equity Index variable investment option is considered listed in “A” in the investment options chart in “Selecting your investment method — Investment options — A” in “Contract features and benefits” in your Prospectus.

EQUI-VEST® is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.

1290 Avenue of the Americas, New York, NY 10104.

Copyright 2018 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

(212) 554-1234

catalog no. 158939 (8.18)
NewBiz/Inforce	#553398

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  The following Financial Statements are included in Part B of the
              Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of
              Additional Information.

         (b)  Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

         1.   Board of Directors Resolutions.

              (a)    Resolutions of the Board of Directors of The Equitable
                     Life Assurance Society of the United States ("Equitable")
                     authorizing the establishment of the Registrant,
                     incorporated herein by reference to Registration Statement
                     No. 2-30070 filed on October 27, 1987, refiled
                     electronically on July 10, 1998.

              (b)    Resolutions of the Board of Directors of Equitable dated
                     October 16, 1986 authorizing the reorganization of
                     Separate Accounts A, C, D, E, J and K into one continuing
                     separate account, incorporated herein by reference to
                     Registration Statement No. 2-30070 filed on April 24,
                     1995, refiled electronically on July 10, 1998.

         2.   Custodial Agreements. Not applicable.

         3.   Underwriting Contracts.

              (a)    Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United
                     States for itself and as depositor on behalf of the
                     Equitable Life separate accounts and Equitable
                     Distributors, Inc., incorporated herein by reference to
                     the Registration Statement filed on Form N-4 (File No.
                     333-64749) filed on August 5, 2011.

              (a)(i) First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     The Equitable Life Assurance Society of the United States
                     for itself and as depositor on behalf of the Equitable
                     Life separate accounts and Equitable Distributors, Inc.,
                     incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-127445) filed on
                     August 11, 2005.

              (a)(ii)Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

             (a)(iii)Third Amendment dated as of November 1, 2014 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 2-30070) filed on
                     April 19, 2016.

              (b)    Distribution Agreement dated January 1, 2000 for services
                     by The Equitable Life Assurance Society of the United
                     States to AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement
                     (File No. 2-30070) filed on April 19, 2001.

              (c)    Transition Agreement dated January 1, 2000 for services by
                     AXA Network LLC and its subsidiaries to The Equitable Life
                     Assurance Society of the United States incorporated herein by reference to Registration Statement (File No. 2-30070)
                     filed on April 19, 2001.

              (d)    General Agent Sales Agreement dated January 1, 2000,
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement
                     (File No. 2-30070) filed on April 19, 2004.

                                      C-1

              (d)(i) First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000, between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                     No. 333-05593) filed on April 24, 2012.

              (d)(ii)Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000, between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                     No. 333-05593) filed on April 24, 2012.

             (d)(iii)Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between
                     The Equitable Life Assurance Society of the United States
                     and AXA Network, LLC and its subsidiaries incorporated
                     herein by reference to Registration Statement on Form N-4
                     (File No. 333-127445), filed on August 11, 2005.

              (d)(iv)Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11,
                     2005.

              (d)(v) Fifth Amendment dated as of November 1, 2006, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

              (d)(vi)Sixth Amendment dated as of February 15, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

             (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                     General Agent Sales Agreement dated as of January 1, 2000
                     by and between AXA Equitable Life Insurance Company
                     (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(r), filed on April 20, 2009.

            (d)(viii)Eighth Amendment dated as of November 1, 2008, to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Equitable Life Insurance

                                      C-2

                     Company (formerly known as The Equitable Life Assurance
                     Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070) to
                     Exhibit 3(s), filed on April 20, 2009.

              (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                     Agent Sales Agreement dated as of January 1, 2000 by and
                     between AXA Life Insurance Company (formerly known as The
                     Equitable Life Assurance Society of the United States) and
                     AXA Network, LLC and its subsidiaries incorporated herein
                     by reference to the Registration Statement filed on Form
                     N-4 (File No. 333-05593) filed on April 24, 2012.

              (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16,
                     2014.

              (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company
                     (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 333-178750)
                     filed on October 16, 2014.

             (d)(xii)Twelfth Amendment dated as of November 1, 2013, to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16,
                     2014.

            (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                     General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company
                     (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its
                     subsidiaries, incorporated herein by reference to the
                     Registration Statement on Form N-4 (File No. 333-202147),
                     filed on September 9, 2015.

             (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

              (d)(xv)Sixteenth Amendment dated as of May 1, 2016 to General
                     Agent Sales Agreement dated as of January 1, 2000, by and
                     between AXA Equitable Life Insurance Company (formerly
                     known as The Equitable Life Assurance Society of the
                     United States) and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

             (d)(xvi)Seventeenth Amendment to General Agent Sales Agreement,
                     dated as of August 1, 2016, by and between AXA Equitable
                     Life Insurance Company, formerly known as The Equitable
                     Life Assurance Society of the United States, ("AXA
                     Equitable"), and AXA NETWORK, LLC, ("General Agent")
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

            (d)(xvii)Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable
                     Life Insurance Company, formerly known as The Equitable
                     Life Assurance Society of the United States, ("AXA
                     Equitable"), and AXA NETWORK, LLC ("General Agent")
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

         4.   Contracts. (Including Riders and Endorsements)

              (a)    Form of Flexible Premium Deferred Fixed and Variable
                     Annuity Certificate (Form No. 2006BASE-A), previously
                     filed with this Registration Statement File No. 333-153809 on December 16, 2008.

              (b)    Form of Data Pages Flexible Premium Deferred Fixed and
                     Variable Annuity Certificate (Form No. 2008DPTSA201G),
                     previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (c)    Form of Data Pages Flexible Premium Deferred Fixed and
                     Variable Annuity Certificate (Form No. 2008DPEDC201-G),
                     previously filed with this Registration Statement File
                     No. 333-153809 on April 20, 2009.

              (d)    Form of Flexible Premium Deferred Fixed and Variable
                     Annuity Contract (Form No. 2006BASE-I-A), previously filed with this Registration Statement File No. 333-153809 on
                     December 16, 2008.

              (e)    Form of Data Pages Flexible Premium Deferred Fixed and
                     Variable Annuity Certificate (Form No. 2008DPEDC201-I),
                     previously filed with this Registration Statement File
                     No. 333-153809, on April 20, 2009.

              (f)    Form of Data Pages Flexible Premium Deferred Fixed and
                     Variable Annuity Contract (Form No. 2008DPTSA201G),
                     previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (g)    Form of TSA Endorsement to Flexible Premium Deferred Fixed
                     and Variable Annuity Certificate (Form No. 2008TSA-G),
                     previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (h)    Form of TSA Endorsement to Flexible Premium Deferred Fixed
                     and Variable Annuity Contract (Form No. 2008TSA-I),
                     previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (i)    Form of Endorsement Applicable to Guaranteed Interest
                     Special Dollar Cost Averaging (Form No. 2008SDCA-EV),
                     previously filed with this Registration Statement File
                     No. 333-153809 on December 16, 2008.

              (j)    Form of Guaranteed Withdrawal Benefit for Life ("GWBL")
                     Rider (Form No. 2008GWBL-EV), previously filed with this
                     Registration Statement File No. 333-153809 on December 16,
                     2008.

              (k)    Form of Endorsement Applicable to EDC Contracts (Form
                     No. 2008EDC-I), previously filed with this Registration
                     Statement (File No. 333-153809) on April 20, 2009.

              (l)    Form of Endorsement Applicable to EDC Certificates (Form
                     No. 2008EDC-G), previously filed with this Registration
                     Statement (File No. 333-153809) on April 20, 2009.

              (m)    Form of Endorsement Applicable to the Structured
                     Investment Option (Form No. 2010SIO201-G), previously
                     filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (n)    Form of Endorsement Applicable to the Structured
                     Investment Option (Form No. 2010SIO201-I), previously
                     filed with this Registration Statement (File
                     No. 333-153809) on April 25, 2011.

              (o)    Endorsement Applicable to Designated Roth Contributions to
                     Contracts Funding Governmental Employer Plans (2011
                     EDCROTH-I), incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 24, 2012.

                                      C-3

              (p)    Endorsement Applicable to Designated Roth Contributions to
                     Contracts Funding Governmental Employer Plans (2011
                     EDCROTH-G), incorporated herein by reference to
                     Registration statement on Form N-4 (File No. 2-30070)
                     filed on April 24, 2012.

              (q)    Form of Combination Fixed and Variable Deferred Annuity
                     Application for 403(b) TSA and 457(b) EDC, previously
                     filed with this Registration Statement on Form N-4 (File
                     No. 333-153809), on April 22, 2014.

              (r)    Managed Account Endorsement (Form No. 2013EQVMA-201) ,
                     previously filed with this Registration Statement on
                     Form N-4 (File No. 333-153809), on April 21, 2015.

         5.   Applications.

              (a)    Form of Deferred Variable Annuity Application for 457(b)
                     EDC (EDC App. (3/09)) previously filed with this
                     Registration Statement on Form N-4 (File No. 333-153809)
                     on October 2, 2008.

              (b)    Form of Deferred Variable Annuity Application for 403(b)
                     TSA (TSA App. (3/09)) previously filed with this
                     Registration Statement on Form N-4 (File No. 333-153809)
                     on October 2, 2008.

              (c)    Form of Deferred Variable Annuity Application for
                     (403(b) TSA (TSA App. (3/09)) with GWBL previously filed
                     with this Registration Statement on Form N-4 (File
                     No. 333-153809) on October 2, 2008.

              (d)    Form of Deferred Variable Annuity Application for
                     (403(b) TSA (180-4001 (06/10)), previously filed with this
                     Registration Statement (File No. 333-153809) on April 25,
                     2011.

              (e)    Form of Deferred Variable Annuity Application for 457(b)
                     EDC (180-4002 (06-10)), previously filed with this
                     Registration Statement (File No. 333-153809) on April 25,
                     2011.

              (f)    Form of Combination Fixed and Variable Deferred Annuity
                     Application for 403(b) TSA (180-4001 (07-12)), previously
                     filed with this Registration Statement on Form N-4 (File
                     No. 333-153809), on April 23, 2013.

              (g)    Form of Combination Fixed and Variable Deferred Annuity
                     Application for 457(b) TSA (180-4002 (07-12)), previously
                     filed with this Registration Statement on Form N-4 (File
                     No. 333-153809), on April 23, 2013.

              (h)    Form of Endorsement applicable to Managed Accounts
                     (2013EQVMA-201), previously filed with this Registration
                     Statement on Form N-4 (File No. 333-153809), on April 22,
                     2014.

         6.   Depositor's Certificate of Incorporation And By-Laws.

              (a)    Restated Charter of AXA Equitable, as amended August 31,
                     2010, incorporated herein by reference to Registration
                     Statement on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

              (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                     incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593) filed on April 19, 2006.

         7.   Reinsurance Contracts. Not Applicable.

         8.   Participation Agreements.

              (a)    Amended and Restated Participation Agreement among EQ
                     Advisors Trust, AXA Equitable Life Insurance Company ("AXA
                     Equitable"), AXA Distributors, LLC and AXA Advisors dated
                     July 15, 2002 is incorporated herein by reference to
                     Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                     Registration Statement on Form N-1A (File No. 333-17217
                     and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 28 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 10, 2004.

              (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on October 15, 2004.

             (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 35 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on October 15, 2004.

              (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 37 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated herein by
                     reference to Post-Effective Amendment No. 44 To the EQ
                     Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 51 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 2, 2007.

             (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 53 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 27, 2007.

            (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 56 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on December 27, 2007.

              (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 61 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated herein by
                     reference to Post-Effective Amendment No. 64 To the EQ
                     Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference to
                     Post-Effective Amendment No. 67 To the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on April 15, 2009.

             (a)(xii)Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated herein by
                     reference to Post-Effective Amendment No. 70 To the EQ
                     Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on January 21, 2010.

            (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated herein by
                     reference to Post-Effective Amendment No. 77 To the EQ
                     Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv)Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                     Trust, AXA Equitable, AXA Distributors, LLC and AXA
                     Advisors dated July 15, 2002 incorporated herein by
                     reference to Post-Effective Amendment No. 77 To the EQ
                     Advisor's Trust Registration Statement (File No.
                     333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable, AXA Distributors, LLC and AXA Advisors
                     dated July 15, 2002 incorporated herein by reference
                     and/or previously filed with Post-Effective Amendment No.
                     84 To the EQ Advisor's Trust Registration Statement (File
                     No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and
                     Restated Participation Agreement among EQ Advisors Trust,
                     AXA Equitable and AXA Distributors, LLC, dated
                     July 15,2002 incorporated herein by reference to
                     Post-Effective Amendment No. 96 to the EQ Advisor's Trust
                     Registration Statement (File No. 333-17217) on Form N-1A
                     filed on February 7, 2012.

            (a)(b)(i)Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated May 23, 2012, incorporated herein by reference
                     to EQ Advisors Trust Registration Statement on Form N-1A
                     (File No. 333-17217) filed on July 22, 2013.

           (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC,
                     dated May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on July 22, 2013.

          (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the Second
                     Amended and Restated Participation Agreement among the
                     Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC,
                     dated May 23, 2012, incorporated herein by reference to EQ
                     Advisors Trust Registration Statement on Form N-1A (File
                     No. 333-17217) filed on July 22, 2013.

           (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                     No. 3"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 30, 2014.

            (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                     No. 4"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 30, 2014.

           (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                     No. 5"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") "), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on February 5, 2015.

          (a)(b)(vii)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                     No. 6"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217) filed on April 17, 2015.

         (a)(b)(viii)Amendment No. 7 dated as of December 21, 2015 ("Amendment
                     No. 7"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form 485(a) (File No. 333-17217) filed on February 11,
                     2016.

           (a)(b)(ix)Amendment No. 8 dated as of December 9, 2016 ("Amendment
                     No. 8"), to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties") incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form 485(a) (File No. 333-17217) filed on January 31, 2017.

            (a)(b)(x)Amendment No. 9 dated as of May 1, 2017 ("Amendment No.
                     9") to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement") by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217), filed on April 28, 2017.

           (a)(b)(xi)Amendment No. 10 dated as of November 1, 2017 ("Amendment
                     No. 10") to the Second Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement") by and among EQ Advisors Trust ("Trust"),
                     AXA Equitable Life Insurance Company, AXA Equitable Funds
                     Management Group, LLC and AXA Distributors, LLC
                     (collectively, the "Parties"), incorporated herein by
                     reference to EQ Advisors Trust Registration Statement on
                     Form N-1A (File No. 333-17217), filed on October 27, 2017.

              (b)    Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                     dated as of December 3, 2001 incorporated herein by
                     reference to Pre-Effective Amendment No. 1 to AXA Premier
                     VIP Trust Registration Statement (File No. 333-70754) on
                     Form N-1A filed on December 10, 2001.

              (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                     dated as of December 3, 2001 incorporated herein by
                     reference to Post-Effective Amendment No. 6 to AXA Premier
                     VIP Trust Registration Statement (File No. 333-70754) on
                     Form N-1A filed on February 25, 2004.

              (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                     dated as of December 3, 2001 incorporated herein by
                     reference to Post-Effective Amendment No. 16 to AXA
                     Premier VIP Trust Registration Statement (File No.
                     333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                     Participation Agreement among AXA Premier VIP Trust, AXA
                     Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                     dated as of December 3, 2001 incorporated herein by
                     reference to Post-Effective Amendment No. 20 to AXA
                     Premier VIP Trust Registration Statement (File No.
                     333-70754) on Form N-1A filed on February 5, 2008.

              (b)(iv)Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated as of May 23, 2012, incorporated herein by
                     reference to AXA Premier VIP Trust Registration Statement
                     on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

              (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                     Amended and Restated Participation Agreement among the
                     Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                     LLC, dated as of May 23, 2012, incorporated herein by
                     reference to AXA Premier VIP Trust Registration Statement
                     on Form N-1/A (File No. 333-70754) filed on October 2,
                     2013.

              (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                     No. 2") to the Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement") by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties"),
                     incorporated herein by reference to AXA Premier VIP Trust
                     Registration Statement on Form N-1/A (File No. 333-70754)
                     filed on January 12, 2015.

             (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment No.
                     3") to the Amended and Restated Participation Agreement,
                     dated as of May 23, 2012, as amended ("Agreement") by and
                     among AXA Premier VIP Trust ("Trust"), AXA Equitable Life
                     Insurance Company, AXA Equitable Funds Management Group,
                     LLC and AXA Distributors, LLC (collectively, the
                     "Parties"), incorporated herein by reference to AXA
                     Premier VIP Trust Registration Statement on Form N-1/A
                     (File No. 333-70754) filed on January 12, 2015.

            (b)(viii)Amendment No. 4, dated as of December 10, 2014 ("Amendment
                     No. 4"), to the Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties"),
                     incorporated herein by reference to AXA Premier VIP Trust
                     Registration Statement on Form N-1/A (File No. 333-70754)
                     filed on January 12, 2015.

              (b)(ix)Amendment No. 5 dated as of September 26, 2015 ("Amendment
                     No. 5"), to the Amended and Restated Participation
                     Agreement, dated as of May 23, 2012, as amended
                     ("Agreement"), by and among AXA Premier VIP Trust
                     ("Trust"), AXA Equitable Life Insurance Company, AXA
                     Equitable Funds Management Group, LLC and AXA
                     Distributors, LLC (collectively, the "Parties")
                     incorporated herein by reference to EQ Advisors Trust
                     Registration Statement on Form 485(a) (File No. 333-17217)
                     filed on January 31, 2017.

              (c)    Participation Agreement by and Among AIM Variable
                     Insurance Funds, A I M Distributors, Inc., AXA Equitable
                     Life Insurance Company, on Behalf of itself and its
                     Separate Accounts, AXA Advisors, LLC, and AXA
                     Distributors, LLC, dated July 1, 2005, incorporated by
                     reference to the Registration Statement on Form N-4 (File
                     No. 333-160951) filed on November 16, 2009.

              (c)(i) Amendment No. 1 effective October 15, 2009 among AIM
                     Variable Insurance Funds, AIM Distributors, Inc., AXA
                     Equitable Life Insurance Company, on behalf of its
                     Separate Accounts, AXA Advisors, LLC and AXA Distributors,
                     LLC, incorporated herein by reference to Registration
                     Statement on Form N-4 (File No. 2-30070) filed on
                     April 24, 2012.

              (c)(ii)Amendment No. 2, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and
                     among AIM Variable Insurance Funds, Invesco Aim
                     Distributors, Inc., AXA Equitable Life Insurance Company,
                     on behalf of itself and each of its segregated asset
                     accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

             (c)(iii)Amendment No. 3, dated as of April 19, 2010, to the
                     Participation Agreement dated as of July 1, 2005, by and
                     among AIM Variable Insurance Funds, Invesco Aim
                     Distributors, Inc., AXA Equitable Life Insurance Company,
                     on behalf of itself and each of its segregated asset
                     accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

              (c)(iv)Amendment No. 4, effective May 1, 2012, to the
                     Participation Agreement dated July 1, 2005, among AIM
                     Variable Insurance Funds, Invesco Distributors, Inc., AXA
                     Equitable Life Insurance Company, on behalf of itself and
                     each of its segregated asset accounts; AXA Advisors LLC
                     and AXA Distributors, LLC, incorporated herein by
                     reference to Registration Statement on Form N-4 (File No.
                     333-178750) filed on April 25, 2012.

              (c)(v) Amendment No. 5, dated as of October 1, 2014, to the
                     Participation Agreement dated July 1, 2005, by and among
                     AIM Variable Insurance Funds Invesco Distributors, Inc.,
                     AXA Equitable Life Insurance Company, a New York life
                     insurance company, on behalf of itself and each of its
                     segregated asset accounts; and AXA Advisors, LLC and AXA
                     Distributors, LLC, incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 333-202149)
                     filed on February 18, 2015.

              (d)    Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, American Century Investment Management,
                     Inc., and American Century Investment Services, Inc.,
                     previously filed with this Registration Statement on Form
                     N-4 (File No. 333-153809) on July 8, 2011.

              (e)    Amended and Restated Participation Agreement dated April
                     16, 2010 among Variable Insurance Products Funds, Fidelity
                     Distributors Corporation, and AXA Equitable Life Insurance
                     Company incorporated by reference to the Registration
                     Statement on Form N-4 (File No. 2-30070) filed on April
                     24, 2012.

              (f)    Participation Agreement as of July 1, 2005 Franklin
                     Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors, LLC, and AXA
                     Distributors, LLC, incorporated by reference to the
                     Registration Statement on Form N-4 (File No. 333-160951)
                     filed on November 16, 2009.

              (f)(i) Amendment No. 3 effective as of May 1, 2010 to
                     Participation Agreement as of July 1, 2005 by and among
                     Franklin Templeton Variable Insurance Products Trust,
                     Franklin/Templeton Distributors, Inc., AXA Equitable Life
                     Insurance Company, AXA Advisors LLC and AXA Distributors,
                     LLC, incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-130988) filed on
                     April 24, 2012.

              (g)    Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, Goldman Sachs Variable Insurance Trust,
                     Goldman Sachs Asset Management, L.P., and Goldman, Sachs &
                     Co., dated October 20, 2009, incorporated by reference to
                     Registration Statement on Form N-4 (File No. 333-178750)
                     on December 23, 2011.

                                      C-4

              (h)    Fund Participation Agreement dated October 23, 2009 among
                     AXA Equitable Life Insurance Company, Ivy Funds Variable
                     Insurance Portfolios and Waddell & Reed, Inc.,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on December 23,
                     2011.

              (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios and AXA
                     Equitable Life Insurance Company incorporated herein by
                     reference to Registration Statement on Form N-4 (File No.
                     2-30070) filed on April 18, 2017.

              (h)(ii)Amendment No. 2 dated May 1, 2012 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios, MONY Life
                     Insurance Company, MONY Life Insurance Company of America
                     and AXA Equitable Life Insurance Company incorporated
                     herein by reference to Registration Statement on Form N-4
                     (File No. 333-178750) filed on April 25, 2012.

             (h)(iii)Amendment No. 3 dated September 5, 2013 to the
                     Participation Agreement dated October 23, 2009 among
                     Waddell & Reed, Inc., Ivy Funds Variable Insurance
                     Portfolios, MONY Life Insurance Company, MONY Life
                     Insurance Company of America and AXA Equitable Life
                     Insurance Company incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 18, 2017.

              (h)(iv)Amendment No. 4 dated October 14, 2013 to the
                     Participation Agreement dated October 23, 2009 among
                     Waddell & Reed, Inc., Ivy Funds Variable Insurance
                     Portfolios, MONY Life Insurance Company of America and AXA
                     Equitable Life Insurance Company incorporated herein by
                     reference to Registration Statement on Form N-4 (File No.
                     2-30070) filed on April 18, 2017.

              (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation
                     Agreement dated October 23, 2009 among Waddell & Reed,
                     Inc., Ivy Funds Variable Insurance Portfolios, MONY Life
                     Insurance Company of America and AXA Equitable Life
                     Insurance Company incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 18, 2017.

              (i)    Participation Agreement among MFS Variable Insurance
                     Trust, Equitable Life Assurance Society of the United
                     States, and Massachusetts Financial Service Company, dated
                     July 18, 2002, incorporated herein by reference to the
                     Registration Statement on Form N-4 (File No. 333-160951)
                     filed on November 16, 2009.

              (j)    Participation Agreement among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust and PIMCO Funds
                     Distributions LLC, dated December 1, 2001, incorporated
                     herein by reference to the Registration Statement on
                     Form N-4 (File No. 333-160951) filed on November 16, 2009.

              (j)(i) Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated
                     December 1, 2001 by and among MONY Life Insurance Company,
                     PIMCO Variable Insurance Trust, and PIMCO Funds
                     Distributions LLC (collectively, the "Parties") adding AXA
                     Equitable Insurance Company as a Party to the Agreement
                     incorporated herein by reference to the Registration
                     Statement on Form N-4 (File No. 333-178750) filed on
                     December 23, 2011.

              (k)    Participation Agreement among Oppenheimer Variable Account
                     Funds, Oppenheimerfunds, Inc. and AXA Equitable Life
                     Insurance Company, dated July 22, 2005, incorporated
                     herein by reference to the Registration Statement on
                     Form N-4 (File No. 333-130988) filed on April 19, 2010.

              (k)(i) Amendment No. 1 effective April 1, 2010 to Participation
                     Agreement among Oppenheimer Variable Account Funds,
                     Oppenheimerfunds, Inc. and AXA Equitable Life Insurance
                     Company, incorporated herein by reference to the
                     Registration Statement on Form N-4 (File No. 333-130988)
                     filed on April 19, 2010.

              (l)    Fund Participation Agreement among AXA Equitable Life
                     Insurance Company, Lazard Retirement Series, Inc., and
                     Lazard Asset Management Securities LLC, incorporated
                     herein by reference to Registration Statement on Form N-4
                     (File No. 333-178750) filed on December 23, 2011.

              (m)    Participation Agreement among Van Eck Worldwide Insurance
                     Trust, Van Eck Securities Corporation, Van Eck Associates
                     Corporation and MONY Life Insurance Company, dated
                     August 7, 2000, incorporated herein by reference to the
                     Registration Statement on Form N-4 (File No. 333-178750)
                     filed on December 23, 2009.

              (m)(i) Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7,
                     2000 by and among MONY Life Insurance Company, Van Eck
                     Worldwide Insurance Trust, Van Eck Securities Corporation
                     and Van Eck Associates Corporation (collectively, the
                     "Parties") adding AXA Equitable Insurance Company as a
                     Party to the Agreement, incorporated herein by reference
                     to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

              (m)(ii)Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates
                     Corporation, Van Eck VIP Trust and AXA Equitable Life
                     Insurance Company incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 18, 2017.

             (m)(iii)Amendment No. 1 dated October 28, 2016 to the
                     Participation Agreement dated October 1, 2013 among Van
                     Eck Securities Corporation, Van Eck Associates
                     Corporation, VanEck VIP Trust and AXA Equitable Life
                     Insurance Company incorporated herein by reference to
                     Registration Statement on Form N-4 (File No. 2-30070)
                     filed on April 18, 2017.

              (n)    Participation and Service Agreement among AXA Equitable
                     Life Insurance Company and American Funds Distributors,
                     Inc., American Funds Service Company, Capital Research and
                     Management Company and the American Funds Insurance Series
                     (collectively the "Funds"), dated January 2, 2013,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

         9.   Legal Opinion.

              Opinion and Consent of Shane Daly, Vice President and Associate
              General Counsel of AXA Equitable Life Insurance Company as to the
              legality of the securities being registered, filed herewith.

         10.  Other Opinions.

              (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)    Powers of Attorney, filed herewith.

         11.  Omitted Financial Statements. Not applicable.

         12.  Initial Capital Agreements. Not applicable.

                                      C-5

ITEM 25. DIRECTORS AND OFFICERS OF AXA EQUITABLE.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
5 Old Broad Street
London EC2N 1AD
United Kingdom

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

                                      C-6

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director, Secretary and
                               General Counsel

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Brian Winikoff                Senior Executive Director and Head of U.S.
                               Life, Retirement and Wealth Management

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*David Karr                    Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Patricia Louie                Managing Director and Associate General Counsel

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Prabha ("Mary") Ng            Managing Director

*Christine Nigro               Managing Director

*James O'Boyle                 Managing Director

*Robin Raju                    Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*John Rivett                   Managing Director

*Pamela Rosado                 Managing Director and Associate General Counsel

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Lead Director and Treasurer

                                      C-7

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE
         COMPANY OR REGISTRANT.

                 Separate Account A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc.
(the "Holding Company").

                 Prior to May 14, 2018, Holdings was a direct wholly-owned
subsidiary of AXA S.A. ("AXA"). On May 14, 2018, Holdings completed an initial public offering in which AXA sold a minority stake to the public.

                 AXA is able to exercise significant influence over the
operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2016/2017 AXA Group Organizational Charts are incorporated by reference to Exhibit 26(a) to Registration Statement (File No. 333-216084) on
Form N-4, filed August 25, 2017.

         (b) AXA Equitable Holdings, Inc. - Subsidiary Organization Chart:
Q1-2018 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 2-30070) on Form N-4 filed April 17, 2018.

                                      C-8

ITEM 27. NUMBER OF CONTRACTOWNERS

                 As of July 31, 2018, there are 356,205 Qualified
contractholders and 0 Non-Qualified contractholders of the contracts offered by the Registrant under this Registration Statement.

ITEM 28. INDEMNIFICATION

         (a)     Indemnification of Directors and Officers

                 The By-Laws of AXA Equitable Life Insurance Company ("AXA
                 Equitable") provide, in Article VII, as follows:

                 7.4    Indemnification of Directors, Officers and Employees.

                        (a)   To the extent permitted by the law of the State
                              of New York and subject to all applicable
                              requirements thereof:

                              (i)    any person made or threatened to be made a
                                     party to any action or proceeding, whether
                                     civil or criminal, by reason of the fact
                                     that he or she, or his or her testator or
                                     intestate, is or was a director, officer
                                     or employee of the Company shall be
                                     indemnified by the Company;

                              (ii)   any person made or threatened to be made a
                                     party to any action or proceeding, whether
                                     civil or criminal, by reason of the fact
                                     that he or she, or his or her testator or
                                     intestate serves or served any other
                                     organization in any capacity at the
                                     request of the Company may be indemnified
                                     by the Company; and

                              (iii)  the related expenses of any such person in
                                     any of said categories may be advanced by
                                     the Company.

                        (b)   To the extent permitted by the law of the State
                              of New York, the Company may provide for further
                              indemnification or advancement of expenses by
                              resolution of shareholders of the Company or the
                              Board of Directors, by amendment of these
                              By-Laws, or by agreement. (Business Corporation
                              Law ss. 721-726; Insurance Law ss. 1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World
Assurance Company Ltd.), Aspen Bermuda XS, and ARGO Re Ltd. The annual limit on such policies is $155 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)     Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)     Undertaking

                 Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      C-9

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts
A, K and L. In addition, AXA Advisors is the principal underwriter of AXA
Equitable's Separate Accounts 45, 301 and I.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Brian Winikoff                    Director

*Mary Jean Bonadonna               Vice President and Chief Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Nicholas J. Gismondi              Vice President and Controller

*Kadeidre Screen                   Secretary

*James O'Boyle                     Senior Vice President

*Gerald J. Carroll                 Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Vice President

*Christian Cannon                  Assistant Vice President and Counsel

*David G. Rogers                   Vice President

*Samuel Schwartz                   Vice President

*Ruth Shorter                      Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

                                     C-10

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------------

*Brian Winikoff                    Director, Chairman of the Board,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Ronald Herrmann                   Senior Vice President and Director

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Kathryn Ferrero                   Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Gerald J. Carroll                 Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Matthew A. Schirripa              Vice President

*Samuel Schwartz                   Vice President

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Edward Rosenblatt                 Vice President and General Counsel

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10140

         (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-11

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104
and 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus,
NJ 07096.

ITEM 31. MANAGEMENT SERVICES

         Not applicable.

ITEM 32. UNDERTAKINGS

         The Registrant hereby undertakes:

         (a)   to file a post-effective amendment to this registration
               statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)   to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
               (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)   to deliver any Statement of Additional Information and any financial statements required to be made available under this
               Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment
Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this
Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.

         The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule
6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas
Optional Retirement Program participants.

                                     C-12

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to this Registration Statement to be signed on its behalf, in the City and State of New York, on this 15th day of
August, 2018.

                               SEPARATE ACCOUNT A OF
                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Registrant)

                               By:  AXA Equitable Life Insurance Company
                                          (Depositor)

                               By:  /s/ Shane Daly
                                    --------------------------------------------
                                    Shane Daly
                                    Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of
New York, on this 15th day of August, 2018.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Daniel G. Kaye     Bertrand Poupart-Lafarge
Kristi A. Matus    Karima Silvent
Mark Pearson       Charles G. T. Stonehill

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      August 15, 2018

                                 EXHIBIT INDEX
 EXHIBIT NO.                                                         TAG VALUE
 -----------                                                         ---------

      9      Opinion and Consent of Counsel                          EX-99.9

      10(a)  Consent of PricewaterhouseCoopers LLP                   EX-99.10a

      10(b)  Powers of Attorney                                      EX-99.10b